Voyage and Operating Expenses, details 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Costs and Expenses [Abstract]
Crew wages and related costs	$ 50,442	$ 45,451	$ 37,351
Insurance	6,723	6,438	4,747
Spares and consumable stores	17,106	14,825	14,996
Repairs and maintenance	8,379	5,548	6,609
Tonnage taxes	2,109	1,040	361
Environmental Costs	1,314	2	0
Other operating expenses	850	3,907	2,229
Vessel operating expenses	$ 86,923	$ 77,211	$ 66,293